General and Administrative Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
General and Administrative Expenses
General and Administrative Expenses
7.	General and Administrative Expenses

For the six-months periods ended June 30, 2021 and 2020, general and administrative expenses mainly consist of personnel expenses which include salary, salary-related expenses and share-based payments recognized from the Group’s ESOP (note 14). In the first half-year 2021, additional expenses were incurred due to the De-SPAC transaction for legal advice, external consultants and other related expenses, in total €10,493 thousand.

7.	General and Administrative Expenses

General and administrative expenses consist of the following:

In € thousand	2020	2019
Personnel expenses	21,339	8,844
Professional services	8,483	2,615
Software cost	1,897	1,250
Depreciation/amortization	1,289	896
Other administrative expenses	2,398	1,832
Total administrative expenses	35,406	15,437

Personnel expenses mainly include salary, salary-related expenses and share-based payments recognized from the Group’s ESOP (note 20).